UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

GOLDMAN SACHS TOLLKEEPER FUND

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 99.9%
Audio Technology — 2.8%
439,190	Dolby Laboratories, Inc.*	$9,179,071

Broadcasting & Cable/Satellite TV — 3.3%
483,365	XM Satellite Radio Holdings, Inc.*	10,764,539

Commercial Services — 7.3%
324,010	Iron Mountain, Inc.*	13,200,168
184,970	The McGraw-Hill Companies, Inc.	10,657,971

		23,858,139

Computer Hardware — 8.4%
370,325	Avocent Corp.*	11,754,115
107,050	Dell, Inc.*	3,185,808
924,760	EMC Corp.*	12,604,479

		27,544,402

Computer Services — 5.0%
97,580	CheckFree Corp.*	4,927,790
243,890	First Data Corp.	11,418,930

		16,346,720

Computer Software — 20.5%
920,220	Activision, Inc.*	12,689,834
180,405	Cogent, Inc.*	3,308,628
166,920	Cognos, Inc.*	6,493,188
252,893	Electronic Arts, Inc.*	13,838,305
584,620	Microsoft Corp.	15,907,510
135,340	NAVTEQ*	6,854,971
212,441	Salesforce.com, Inc.*	7,717,981

		66,810,417

Internet & Online — 9.2%
214,700	CNET Networks, Inc.*	3,050,887
37,870	Google, Inc.*	14,769,300
375,340	Yahoo!, Inc.*	12,108,468

		29,928,655

Movies & Entertainment — 3.1%
366,190	Time Warner, Inc.	6,148,330
97,970	Viacom, Inc. Class B*	3,801,236

		9,949,566

Networking/Telecommunications Equipment — 6.6%
522,340	Cisco Systems, Inc.*	11,319,108
121,970	Research In Motion Ltd.*	10,352,813

		21,671,921

Publishing — 3.1%
192,730	Lamar Advertising Co.*	10,141,453

Semi-Capital — 10.0%
264,830	FormFactor, Inc.*	10,413,115
126,510	KLA-Tencor Corp.(a)	6,118,024
504,550	Tessera Technologies, Inc.*	16,185,964

		32,717,103

Semiconductors — 11.8%
390,280	Linear Technology Corp.	13,691,022

Shares	Description	Value
Common Stocks — (continued)
Semiconductors — (continued)
126,430	Marvell Technology Group Ltd.*	$6,839,863
233,780	QUALCOMM, Inc.	11,831,606
240,160	Xilinx, Inc.(a)	6,114,474

		38,476,965

Technology Services — 3.7%
384,210	NeuStar, Inc.*	11,910,510

Telecommunications — 5.1%
447,190	American Tower Corp.*	13,558,801
110,931	Crown Castle International Corp.*	3,144,894

		16,703,695

TOTAL COMMON STOCKS		$326,003,156

Securities Lending Collateral — 3.1%
10,072,750	Boston Global Investment Trust — Enhanced Portfolio	$10,072,750

TOTAL INVESTMENTS — 103.0%		$336,075,906

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS TOLLKEEPER FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Tax Information — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$299,717,755

Gross unrealized gain	52,812,353
Gross unrealized loss	(16,454,202)

Net unrealized security gain	$36,358,151

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Aerospace & Defense — 3.7%
33,200	Northrop Grumman Corp.	$2,267,228
30,200	Raytheon Co.	1,384,368
34,700	The Boeing Co.	2,704,171

		6,355,767

Air Freight & Couriers — 0.3%
4,900	EGL, Inc.*	220,500
3,600	United Parcel Service, Inc. Class B	285,768

		506,268

Airlines — 0.1%
7,000	SkyWest, Inc.	204,890

Banks — 4.4%
58,242	Bank of America Corp.	2,652,341
4,400	Corus Bankshares, Inc.(a)	261,536
5,000	Marshall & Ilsley Corp.	217,900
3,900	U.S. Bancorp	118,950
10,300	UnionBanCal Corp.	722,648
29,104	Wachovia Corp.	1,631,279
15,700	Wells Fargo & Co.	1,002,759
9,700	Zions Bancorp.	802,481

		7,409,894

Beverages — 0.1%
9,400	PepsiAmericas, Inc.	229,830

Biotechnology — 3.1%
51,600	Alkermes, Inc.*	1,137,780
12,940	Amgen, Inc.*	941,385
29,300	Genentech, Inc.*	2,476,143
10,900	Genzyme Corp.*	732,698

		5,288,006

Building Products — 0.3%
3,300	USG Corp.*	313,368
3,100	Watsco, Inc.	220,255

		533,623

Chemicals — 1.7%
7,700	Ashland, Inc.	547,316
26,376	Monsanto Co.	2,235,366
3,300	The Lubrizol Corp.	141,405
247	Tronox, Inc. Class B*	4,197

		2,928,284

Commercial Services & Supplies — 2.2%
17,500	Administaff, Inc.	951,300
19,800	Arbitron, Inc.	669,636
5,700	CSG Systems International, Inc.*	132,582
7,200	FTI*	205,416
22,300	Global Payments, Inc.	1,182,123
1,885	PHH Corp.*	50,330
5,500	Republic Services, Inc.	233,805
35,600	Spherion Corp.*	370,240

		3,795,432

Communications Equipment — 2.7%
43,700	Cisco Systems, Inc.*	946,979

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — (continued)
43,300	Corning, Inc.*	$1,165,203
22,900	Motorola, Inc.	524,639
19,760	QUALCOMM, Inc.	1,000,054
57,500	Tellabs, Inc.*	914,250

		4,551,125

Computers & Peripherals — 3.6%
92,158	Hewlett-Packard Co.	3,031,998
18,400	Intergraph Corp.*	766,544
14,900	Komag, Inc.*	709,240
79,100	Western Digital Corp.*	1,536,913

		6,044,695

Construction & Engineering — 0.5%
17,000	EMCOR Group, Inc.*	844,220

Diversified Financials — 8.9%
3,700	Advanta Corp. Class B	136,419
49,800	AmeriCredit Corp.*	1,530,354
1,300	BlackRock, Inc.	182,000
26,000	CIT Group, Inc.	1,391,520
17,800	Citigroup, Inc.	840,694
17,000	CompuCredit Corp.*	625,770
25,400	Investment Technology Group, Inc.*	1,264,920
75,200	J.P. Morgan Chase & Co.	3,131,328
36,200	Merrill Lynch & Co., Inc.	2,851,112
31,900	Moody’s Corp.	2,279,574
4,700	Nasdaq Stock Market, Inc.*	188,188
14,900	Principal Financial, Inc.	727,120

		15,148,999

Diversified Telecommunication Services — 3.9%
45,900	AT&T, Inc.	1,241,136
20,500	BellSouth Corp.	710,325
18,700	CenturyTel, Inc.	731,544
8,300	Liberty Global, Inc.*	169,901
31,200	Sprint Nextel Corp.	806,208
84,600	Verizon Communications, Inc.	2,881,476

		6,540,590

Electric Utilities — 2.5%
4,300	Constellation Energy Group, Inc.	235,253
31,900	Edison International	1,313,642
16,000	Entergy Corp.	1,103,040
40,100	PG&E Corp.	1,559,890

		4,211,825

Electrical Equipment — 0.3%
7,400	Acuity Brands, Inc.	296,000
3,900	Woodward Governor Co.	129,675

		425,675

Electronic Equipment & Instruments — 0.1%
6,400	Tech Data Corp.*	236,224

Energy Equipment & Services — 1.0%
20,300	Transocean, Inc.*	1,630,090

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food & Drug Retailing — 0.8%
19,579	Longs Drug Stores Corp.	$906,116
9,500	Spartan Stores, Inc.	121,125
8,600	SUPERVALU, Inc.	265,052

		1,292,293

Food Products — 1.8%
48,700	Archer-Daniels-Midland Co.	1,638,755
15,400	Dean Foods Co.*	597,982
54,600	Tyson Foods, Inc.	750,204

		2,986,941

Healthcare Equipment & Supplies — 1.2%
27,100	Applera Corp. — Applied Biosystems Group	735,494
10,300	Becton, Dickinson and Co.	634,274
3,500	Guidant Corp.	273,210
17,100	Thoratec Corp.*	329,517

		1,972,495

Healthcare Providers & Services — 4.6%
44,900	AmerisourceBergen Corp.	2,167,323
23,700	Express Scripts, Inc.*	2,083,230
24,500	McKesson Corp.	1,277,185
40,830	UnitedHealth Group, Inc.	2,280,764

		7,808,502

Hotels, Restaurants & Leisure — 2.6%
39,300	Choice Hotels International, Inc.	1,799,154
28,800	Darden Restaurants, Inc.	1,181,664
9,200	Domino’s Pizza, Inc.	262,660
10,600	Papa John’s International, Inc.*	347,786
22,200	Starbucks Corp.*	835,608

		4,426,872

Household Durables — 0.6%
7,900	American Greetings Corp.	170,798
8,700	Whirlpool Corp.	795,789

		966,587

Household Products — 2.7%
12,000	Colgate-Palmolive Co.	685,200
68,220	Procter & Gamble Co.	3,930,836

		4,616,036

Industrial Conglomerates — 2.9%
115,600	General Electric Co.	4,020,568
8,600	Reynolds American, Inc.	907,300

		4,927,868

Insurance — 6.5%
884	Alleghany Corp.*	256,016
1,800	American National Insurance Co.	201,744
5,800	CNA Financial Corp.*	184,672
22,100	Loews Corp.	2,236,520
31,867	MBIA, Inc.	1,916,163
18,600	MetLife, Inc.	899,682

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
6,100	Nationwide Financial Services, Inc.	$262,422
22,200	Prudential Financial, Inc.	1,682,982
25,600	Radian Group, Inc.	1,542,400
3,500	Stewart Information Services Corp.	164,780
14,000	The Chubb Corp.	1,336,160
6,700	W.R. Berkley Corp.	389,002

		11,072,543

Internet & Catalog Retail — 0.3%
15,350	Coldwater Creek, Inc.*	426,730

Internet Software & Services — 1.2%
5,100	Google, Inc.*	1,989,000
8,800	United Online, Inc.	113,168

		2,102,168

IT Consulting & Services — 1.4%
62,100	Accenture Ltd.	1,867,347
8,400	Computer Sciences Corp.*	466,620

		2,333,967

Machinery — 0.5%
3,300	Applied Industrial Technologies, Inc.	147,180
2,300	Caterpillar, Inc.	165,163
5,175	Graco, Inc.	235,100
3,800	Reliance Steel & Aluminum Co.	356,896

		904,339

Media — 4.4%
8,700	Liberty Global, Inc. Series C*	171,825
6,500	NetFlix, Inc.*(a)	188,435
12,400	The McGraw-Hill Cos., Inc.	714,488
69,600	The Walt Disney Co.	1,941,144
167,000	Time Warner, Inc.	2,803,930
49,700	Univision Communications, Inc.*	1,713,159

		7,532,981

Metals & Mining — 0.4%
7,100	Southern Copper Corp.(a)	599,808

Multiline Retail — 0.3%
7,400	J. C. Penney Co., Inc.	447,034

Oil & Gas — 8.6%
18,600	Anadarko Petroleum Corp.	1,878,786
2,800	Burlington Resources, Inc.	257,348
16,560	ConocoPhillips	1,045,764
36,500	Devon Energy Corp.	2,232,705
7,000	Equitable Resources, Inc.	255,570
40,100	Exxon Mobil Corp.	2,440,486
1,225	Kerr-McGee Corp.	116,963
17,600	Occidental Petroleum Corp.	1,630,640
22,300	Sunoco, Inc.	1,729,811
22,300	Tesoro Petroleum Corp.	1,523,982

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil & Gas — (continued)
25,600	Valero Energy Corp.	$1,530,368

		14,642,423

Pharmaceuticals — 4.8%
13,300	Allergan, Inc.(a)	1,443,050
6,000	Endo Pharmaceuticals Holdings, Inc.*	196,860
2,800	Johnson & Johnson	165,816
72,200	Merck & Co., Inc.	2,543,606
153,900	Pfizer, Inc.	3,835,188

		8,184,520

Real Estate — 1.4%
6,700	AMB Property Corp. (REIT)	363,609
2,371	Brookfield Homes Corp.	122,960
14,300	New Century Financial Corp.(a)	658,086
22,400	ProLogis (REIT)	1,198,400

		2,343,055

Road & Rail — 0.2%
3,800	Dollar Thrifty Automotive Group, Inc.*	172,520
4,300	GATX Corp.	177,547

		350,067

Semiconductor Equipment & Products — 3.3%
24,400	Advanced Micro Devices, Inc.*	809,104
51,800	Freescale Semiconductor, Inc.*	1,440,558
24,381	Freescale Semiconductor, Inc. Class B*	677,060
106,100	Micron Technology, Inc.*	1,561,792
37,500	MPS Group, Inc.*	573,750
16,300	Texas Instruments, Inc.	529,261

		5,591,525

Software — 3.1%
32,800	Autodesk, Inc.*	1,263,456
20,100	CA, Inc.	546,921
14,300	Cadence Design Systems, Inc.*	264,407
92,800	Microsoft Corp.	2,525,088
28,900	Synopsys, Inc.*	645,915

		5,245,787

Specialty Retail — 3.5%
35,100	AutoNation, Inc.*	756,405
69,642	Circuit City Stores, Inc.	1,704,836
15,800	Office Depot, Inc.*	588,392
31,500	Payless ShoeSource, Inc.*	721,035
32,700	Sonic Automotive, Inc.	907,752
37,100	United Rentals, Inc.*	1,279,950

		5,958,370

Textiles & Apparel — 0.9%
40,200	Coach, Inc.*	1,390,116

Shares	Description	Value
Common Stocks — (continued)
Textiles & Apparel — (continued)
4,500	Guess?, Inc.*	$175,995

		1,566,111

Wireless Telecommunication Services — 0.1%
1,900	Telephone & Data Systems, Inc. Special Shares	71,725
3,100	United States Cellular Corp.*	184,016

		255,741

TOTAL COMMON STOCKS		$165,440,200

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 1.9%
Joint Repurchase Agreement Account II(b)
$3,200,000	4.83%	04/03/2006	$3,200,000
Maturity Value: $3,201,289

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$168,640,200

Shares	Description	Value
Securities Lending Collateral — 1.0%
1,716,425	Boston Global Investment Trust — Enhanced Portfolio	$1,716,425

TOTAL INVESTMENTS — 100.4%		$170,356,625

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on March 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in absence of a sale, the last bid at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At March 31, 2006, the following futures contacts were open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P 500 Index	61	June 2006	$3,975,065	$(26,121)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $3,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Tax Information — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$131,175,073

Gross unrealized gain	40,044,657
Gross unrealized loss	(863,105)

Net unrealized security gain	$39,181,552

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Diversified — 9.2%
278,072	Duke Realty Corp. (REIT)	$10,552,832
455,957	Liberty Property Trust (REIT)	21,502,932
487,708	Vornado Realty Trust (REIT)	46,819,968

		78,875,732

Health Care — 0.6%
222,313	Cogdell Spencer, Inc.	4,739,713

Hotels — 13.4%
120,821	Four Seasons Hotels, Inc.(a)	6,125,625
253,905	Hilton Hotels Corp.	6,464,421
1,789,062	Host Marriott Corp. (REIT)	38,285,927
221,094	LaSalle Hotel Properties (REIT)	9,064,854
797,005	Starwood Hotels & Resorts Worldwide, Inc.	53,981,148

		113,921,975

Industrial — 9.7%
509,310	AMB Property Corp. (REIT)	27,640,254
877,385	ProLogis (REIT)	46,940,097
149,603	PS Business Parks, Inc. (REIT)	8,365,800

		82,946,151

Office — 19.5%
154,557	Alexandria Real Estate Equities, Inc. (REIT)	14,733,919
291,255	Boston Properties, Inc. (REIT)	27,159,529
760,449	Brandywine Realty Trust (REIT)	24,151,860
797,798	Brookfield Properties Corp.	27,244,802
93,506	Corporate Office Properties Trust (REIT)	4,276,964
538,313	Equity Office Properties Trust (REIT)	18,076,551
107,211	Maguire Properties, Inc. (REIT)	3,913,202
96,703	Parkway Properties, Inc. (REIT)	4,223,987
213,655	SL Green Realty Corp. (REIT)(a)	21,685,982
819,636	Trizec Properties, Inc. (REIT)	21,089,234

		166,556,030

Other REITs — 2.0%
250,437	Gramercy Capital Corp. (REIT)	6,243,395
892,507	Spirit Finance Corp. (REIT)	10,888,585

		17,131,980

Regional Malls — 13.8%
762,461	General Growth Properties, Inc. (REIT)	37,261,469
727,825	Simon Property Group, Inc. (REIT)	61,239,196
258,737	The Macerich Company (REIT)	19,133,601

		117,634,266

Shares	Description	Value
Common Stocks — (continued)
Residential — 14.6%
437,841	Archstone-Smith Trust (REIT)	$21,353,506
254,817	AvalonBay Communities, Inc. (REIT)	27,800,535
245,044	Camden Property Trust (REIT)	17,655,420
685,341	Equity Residential Properties Trust (REIT)	32,067,105
76,966	Essex Property Trust, Inc. (REIT)	8,368,513
590,027	United Dominion Realty Trust, Inc. (REIT)	16,839,371

		124,084,450

Self Storage — 3.0%
209,978	Public Storage, Inc. (REIT)(a)	17,056,513
425,590	U-Store-It Trust (REIT)	8,575,638

		25,632,151

Shopping Centers — 11.8%
430,411	Developers Diversified Realty Corp. (REIT)	23,565,002
759,907	Kimco Realty Corp. (REIT)	30,882,621
467,745	Kite Realty Group Trust (REIT)	7,460,533
286,795	Regency Centers Corp. (REIT)	19,269,756
469,540	Weingarten Realty Investors (REIT)	19,133,755

		100,311,667

TOTAL COMMON STOCKS		$831,834,115

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 3.1%
Joint Repurchase Agreement Account II(b)
$26,100,000	4.83%	04/03/2006	$26,100,000
Maturity Value: $26,110,510

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$857,934,115

Shares	Description	Value
Securities Lending Collateral — 3.4%
28,903,625	Boston Global Investment Trust — Enhanced Portfolio	$28,903,625

TOTAL INVESTMENTS — 104.1%		$886,837,740

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on March 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $26,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Tax Information — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$600,313,421

Gross unrealized gain	286,869,425
Gross unrealized loss	(345,106)

Net unrealized security gain	$286,524,319

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 93.4%
Aerospace & Defense — 0.4%
700	Precision Castparts Corp.	$41,580
1,450	Raytheon Co.	66,468
2,550	The Boeing Co.	198,722
700	United Technologies Corp.	40,579

		347,349

Air Freight & Couriers — 0.9%
9,950	United Parcel Service, Inc. Class B	789,831

Auto Components — 0.0%
100	Johnson Controls, Inc.	7,593

Automobiles — 1.1%
119,250	Ford Motor Co.	949,230
700	Harley-Davidson, Inc.	36,316

		985,546

Banks — 9.0%
49,700	Bank of America Corp.	2,263,338
1,200	Bank of New York Co., Inc.	43,248
1,500	BB&T Corp.	58,800
4,300	First Horizon National Corp.	179,095
23,550	National City Corp.	821,895
47,550	New York Community Bancorp, Inc.	833,076
1,000	PNC Financial Services Group, Inc.	67,310
40,750	U.S. Bancorp	1,242,875
25,250	Wachovia Corp.	1,415,262
26,650	Washington Mutual, Inc.	1,135,823
1,300	Wells Fargo & Co.	83,031

		8,143,753

Beverages — 0.9%
200	PepsiCo, Inc.	11,558
20,100	The Coca-Cola Co.	841,587

		853,145

Biotechnology — 0.7%
5,950	Amgen, Inc.*	432,863
100	Genentech, Inc.*	8,451
2,500	Gilead Sciences, Inc.*	155,550

		596,864

Building Products — 0.1%
1,800	Masco Corp.	58,482

Chemicals — 2.1%
23,050	Dow Chemical Co.	935,830
21,650	E.I. du Pont de Nemours & Co.	913,846
1,100	Eastman Chemical Co.	56,298

		1,905,974

Commercial Services & Supplies — 1.7%
12,200	Automatic Data Processing, Inc.	557,296
700	Avery Dennison Corp.	40,936
31,750	Deluxe Corp.	830,898

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — (continued)
2,100	Paychex, Inc.	$87,486

		1,516,616

Communications Equipment — 1.9%
4,900	Cisco Systems, Inc.*	106,183
10,650	Motorola, Inc.	243,992
28,050	QUALCOMM, Inc.	1,419,610

		1,769,785

Computers & Peripherals — 3.6%
7,450	Apple Computer, Inc.*	467,264
32,300	Hewlett-Packard Co.	1,062,670
21,650	International Business Machines Corp.	1,785,475

		3,315,409

Containers & Packaging — 0.1%
1,300	Bemis Co., Inc.	41,054
1,500	Packaging Corp. of America	33,660

		74,714

Diversified Financials — 8.7%
27,100	Allied Capital Corp.	829,260
22,650	American Capital Strategies Ltd.	796,374
650	American Express Co.	34,158
794	CapitalSource Inc.	19,755
54,600	Citigroup, Inc.	2,578,758
20,100	Fidelity National Information Services, Inc.	815,055
4,900	Freddie Mac	298,900
4,650	IndyMac Bancorp, Inc.	190,324
36,600	J.P. Morgan Chase & Co.	1,524,024
5,250	Morgan Stanley	329,805
3,400	Principal Financial, Inc.	165,920
50	Student Loan Corp.	11,650
15,650	TD Ameritrade Holding Corp.*	326,615

		7,920,598

Diversified Telecommunications — 4.0%
44,500	AT&T, Inc.	1,203,280
8,050	BellSouth Corp.	278,932
19,000	Citizens Communications Co.	252,130
21,400	Sprint Nextel Corp.	552,976
41,150	Verizon Communications, Inc.	1,401,569

		3,688,887

Electric Utilities — 2.7%
11,000	Ameren Corp.	548,020
16,050	Consolidated Edison, Inc.	698,175
300	Great Plains Energy, Inc.	8,445
21,100	Progress Energy, Inc.	927,978
9,450	Southern Co.	309,676

		2,492,294

Electrical Equipment — 0.7%
7,450	Emerson Electric Co.	623,044

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment & Instruments — 0.1%
1,250	Diebold, Inc.	$51,375

Energy Equipment & Services — 2.2%
10,600	Diamond Offshore Drilling, Inc.	948,700
3,550	GlobalSantaFe Corp.	215,662
6,800	Schlumberger Ltd.	860,676

		2,025,038

Food & Drug Retailing — 1.3%
7,600	Albertson’s, Inc.	195,092
14,500	Whole Foods Market, Inc.	963,380

		1,158,472

Food Products — 1.4%
34,300	ConAgra Foods, Inc.	736,078
2,450	H.J. Heinz Co.	92,904
3,100	Kraft Foods, Inc.	93,961
2,450	Pilgrim’s Pride Corp.	53,092
18,050	Sara Lee Corp.	322,734

		1,298,769

Gas Utilities — 0.4%
1,600	KeySpan Corp.	65,392
9,550	Peoples Energy Corp.	340,362

		405,754

Healthcare Equipment & Supplies — 1.6%
10,550	Baxter International, Inc.	409,446
9,100	Becton, Dickinson and Co.	560,378
2,400	Guidant Corp.	187,344
2,600	Hillenbrand Industries, Inc.	142,974
3,900	Medtronic, Inc.	197,925

		1,498,067

Healthcare Providers & Services — 1.7%
1,000	Aetna, Inc.	49,140
800	Cardinal Health, Inc.	59,616
21,500	HCA, Inc.	984,485
300	UnitedHealth Group, Inc.	16,758
5,200	WellPoint, Inc.*	402,636

		1,512,635

Hotels, Restaurants & Leisure — 1.7%
7,750	Carnival Corp.	367,118
2,850	Harrah’s Entertainment, Inc.	222,186
700	International Game Technology	24,654
13,200	McDonald’s Corp.	453,552
7,500	Starwood Hotels & Resorts Worldwide, Inc.	507,975

		1,575,485

Household Durables — 1.7%
17,750	Lancaster Colony Corp.	745,500
500	Leggett & Platt, Inc.	12,185
26,300	Newell Rubbermaid, Inc.	662,497
700	The Stanley Works	35,462
1,500	Tupperware Corp.	30,885

Shares	Description	Value
Common Stocks — (continued)
Household Durables — (continued)
1,050	Whirlpool Corp.	$96,044

		1,582,573

Household Products — 2.0%
16,150	Kimberly-Clark Corp.	933,470
15,424	Procter & Gamble Co.	888,731

		1,822,201

Industrial Conglomerates — 5.6%
8,700	3M Co.	658,503
97,250	General Electric Co.	3,382,355
14,000	Honeywell International, Inc.	598,780
4,650	Reynolds American, Inc.	490,575

		5,130,213

Insurance — 2.5%
6,350	American International Group, Inc.	419,671
2,700	Arthur J. Gallagher & Co.	75,087
1,850	Lincoln National Corp.	100,992
5,900	MetLife, Inc.	285,383
34,625	Old Republic International Corp.	755,517
5,500	Prudential Financial, Inc.	416,955
1,400	StanCorp Financial Group, Inc.	75,754
1,100	The Allstate Corp.	57,321
500	The St. Paul Travelers Cos., Inc.	20,895
900	XL Capital Ltd.	57,699

		2,265,274

Internet Software & Services — 0.5%
1,250	Google, Inc.*	487,500

IT Consulting & Services — 0.2%
6,400	Accenture Ltd.	192,448

Leisure Equipment & Products — 0.9%
1,400	Brunswick Corp.	54,404
16,700	Eastman Kodak Co.	474,948
16,600	Mattel, Inc.	300,958

		830,310

Machinery — 1.6%
14,100	Caterpillar, Inc.	1,012,521
900	Deere & Co.	71,145
5,850	PACCAR, Inc.	412,308

		1,495,974

Media — 1.5%
1,100	Catalina Marketing Corp.	25,410
43,700	Regal Entertainment Group	821,997
19,550	The Walt Disney Co.	545,250

		1,392,657

Metals & Mining — 1.6%
3,850	Freeport-McMoRan Copper & Gold, Inc. Series B	230,115

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — (continued)
4,700	Phelps Dodge Corp.	$378,491
10,450	Southern Copper Corp.	882,816

		1,491,422

Multi-Utilities — 0.8%
23,450	Duke Energy Corp.*	683,568

Multiline Retail — 0.3%
10,250	Saks, Inc.*	197,825
2,400	Wal-Mart Stores, Inc.	113,376

		311,201

Office Electronics — 0.0%
1,700	Xerox Corp.*	25,840

Oil & Gas — 8.0%
31,300	Chevron Corp.	1,814,461
24,150	ConocoPhillips	1,525,072
35,200	Exxon Mobil Corp.	2,142,272
10,150	Kinder Morgan, Inc.	933,698
7,050	Occidental Petroleum Corp.	653,183
3,300	Valero Energy Corp.	197,274

		7,265,960

Personal Products — 0.4%
9,300	Estee Lauder Companies, Inc.	345,867

Pharmaceuticals — 7.2%
48,900	Bristol-Myers Squibb Co.	1,203,429
8,200	Eli Lilly & Co.	453,460
17,050	Johnson & Johnson	1,009,701
38,250	Merck & Co., Inc.	1,347,547
77,950	Pfizer, Inc.	1,942,514
13,100	Wyeth	635,612

		6,592,263

Real Estate — 0.7%
6,100	New Century Financial Corp.	280,722
4,050	Simon Property Group, Inc. (REIT)	340,767

		621,489

Road & Rail — 0.0%
300	Union Pacific Corp.	28,005

Semiconductor Equipment & Products — 3.5%
3,750	Analog Devices, Inc.	143,587
86,350	Intel Corp.	1,670,872
1,600	KLA-Tencor Corp.	77,376
7,800	Linear Technology Corp.	273,624
1,450	Maxim Integrated Products, Inc.	53,868
23,450	Microchip Technology, Inc.	851,235
3,900	Texas Instruments, Inc.	126,633

		3,197,195

Software — 1.9%
61,850	Microsoft Corp.	1,682,938

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — 2.2%
400	Best Buy Co., Inc.	$22,372
7,200	Limited Brands, Inc.	176,112
500	Lowe’s Companies, Inc.	32,220
4,900	RadioShack Corp.	94,227
40,200	Staples, Inc.	1,025,904
14,850	The Home Depot, Inc.	628,155

		1,978,990

Textiles & Apparel — 0.1%
600	Nike, Inc. Class B	51,060

Tobacco — 0.9%
11,400	Altria Group, Inc.	807,804

Trading Companies & Distributors — 0.4%
2,600	Genuine Parts Co.	113,958
4,250	MSC Industrial Direct Co., Inc.	229,585

		343,543

TOTAL COMMON STOCKS		$85,241,774

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 3.4%
Joint Repurchase Agreement Account II(a)
$3,100,000	4.83%	04/03/2006	$3,100,000
Maturity Value: $3,101,248

TOTAL INVESTMENTS — 96.8%			$88,341,774

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on March 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in absence of a sale, the last bid at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At March 31, 2006, the following futures contacts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Loss

S&P 500 Index	58	June 2006	$3,779,570	$(20,098)

Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a purchased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. Purchased over-the-counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Fund.

For the period ended March 31, 2006, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2005	114	$368,006

Contracts written	281	844,045
Contracts expired	(158)	(490,062)
Contracts bought to close	(42)	(111,958)

Contracts Outstanding March 31, 2006	195	$610,031

At March 31, 2006, the Fund had outstanding written options as follows:

	Exercise	Number of
Call Options	Rate	Contracts	Expiration Month	Value

S&P 500 Index	$1275	(10)	April 2006	$(27,900)
S&P 500 Index	1285	(25)	April 2006	(51,250)
S&P 500 Index	1300	(20)	April 2006	(26,200)
S&P 500 Index	1300	(70)	May 2006	(142,100)
S&P 500 Index	1300	(70)	June 2006	(196,000)

(Premium Received $610,031)				$(443,450)

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $3,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Tax Information — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$85,717,132

Gross unrealized gain	3,818,553
Gross unrealized loss	(1,193,911)

Net unrealized security gain	$2,624,642

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 30, 2006

* Print the name and title of each signing officer under his or her signature.